Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense Benefit
The provision for (benefit from) income taxes consists of the following, as of the dates indicated:

	December 31, 2020	December 31, 2019
(in thousands)
Current:
Federal	$10,974	2,836
State	3,411	567
Foreign	2,522	1,024

	16,907	4,427

Deferred:
Federal	(5,692)	2,871
State	(875)	(11,578)
Foreign	(454)	(131)

	(7,021)	(8,838)

Total	$9,886	(4,411)

Schedule of Deferred Tax Assets and Liabilities
The following table presents the tax effects of temporary differences that gives rise to significant portions of deferred tax assets and deferred tax liabilities as of the dates indicated:

	Year ended December 31, 2020	Year ended December 31, 2019
(in thousands)
Deferred Tax Assets
Accruals	$3,234	328
Deferred Rent	37	118
Allowances and reserves	637	41
Intercompany payable	826	658
Foreign Tax Credit	239	338
State taxes	947	1,018
Deferred Revenue	—	482
Other	431	—

Total Deferred Tax Assets	$6,351	2,983

Deferred Tax Liabilities
Intangibles	(54,907)	(59,310)
Fixed Assets	(1,519)	(663)
Unrealized foreign exchange gain	(276)	(382)

Total Deferred Tax Liabilities	$(56,702)	(60,355)

Net Deferred Tax Liabilities	$(50,351)	(57,372)

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation stated as a percentage of pretax income of the federal income tax effective rate (21%) to the Company’s effective tax rate:

	Year ended December 31, 2020	Year ended December 31, 2019
Federal tax rate	21%	21%
State taxes, net of federal benefit	2	(28)
Other permanent differences	6	2
GILTI Inclusion	6	5
FDII	(4)	(1)
RTP	—	(1)
Foreign jurisdiction income tax holiday	(11)	(11)
Foreign tax credit	(3)	(2)
Foreign tax rate differential	3	—
Deferred True-Up	—	(1)
FIN48	4	—
Other adjustments	(2)	1

Effective tax rate	22%	(15)%

Schedule of reconciliation of the beginning and ending balances of unrecognized tax benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows (in thousands):

Year ended December 31, 2020
(in thousands)
UTB Tabular Rollforward
Uncertain tax benefit balance as of 1/1/2020	$—
Gross increases/(decreases) - tax positions for current period	875
Gross increases/(decreases) - tax position in prior periods	1,044

Uncertain tax benefit balance as of 12/31/2020	$1,919